Summary of Minimum Future Contractual Rents (Details) (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Lease rent expenses	$ 0.1	$ 0.0
Lease intangible amortization	2.1
Maximum [Member] | Straight Line Rent [Member]
Lease rent expenses	$ 0.1	$ 0.1